Note 16 - Financial Instruments and Fair Value Disclosures - Financial Assets or Liabilities Measured at Fair Value (Details) - Investments1 [member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Financial assets	$ 8	$ 11
Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets	8	11
Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets	0	0
Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets	$ 0	$ 0